Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value through Profit or Loss
9.	Financial Assets at Fair Value through Profit or Loss

(1)	Financial assets at fair value through profit or loss as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary Certificate	￦	294	121,406	130,363	107,252
Cooperative		—	6,329	—	6,735
Others (*)		3,181,497	173,386	1,923,658	376,602

		3,181,791	301,121	2,054,021	490,589

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	226,596	—	166,675

	￦	3,181,791	527,717	2,054,021	657,264

(*)	‘Other’ includes MMT which is composed of government bonds, RP(Repurchase Paper), CP(Commercial Paper), etc.

(2)	Details of income (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2022 and 2023 are as f ollows:

		2022	2023
		In millions of won
Beneficiary Certificate	￦	4,527	(59)
Cooperative		120	272
Debt with embedded derivatives		946	2,934
Others		27,068	207,984

	￦	32,661	211,131